6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Communication Services — 6.2%
Activision Blizzard	4,836	$462,370
Cable One	217	415,522
Charter Communications, Cl A *	735	450,864
Cincinnati Bell *	29,524	451,127
Cogent Communications Holdings	7,540	451,269
Electronic Arts	3,186	426,828
John Wiley & Sons, Cl A	9,419	496,193
Netflix *	832	448,323
New York Times, Cl A	8,775	449,017
Spok Holdings	38,719	415,068
Take-Two Interactive Software *	2,216	408,763
TechTarget *	5,473	457,707
TEGNA	27,531	501,890
Verizon Communications	8,190	452,907
World Wrestling Entertainment, Cl A	7,940	392,236
		6,680,084
Consumer Discretionary — 9.9%
Adtalem Global Education *	11,459	450,339
Amazon.com *	132	408,267
American Public Education *	15,499	456,291
Core-Mark Holding	14,127	460,258
Dollar General	2,290	432,787
Dollar Tree *	4,275	419,805
Domino's Pizza	1,200	415,812
Dorman Products *	4,703	468,937
eBay	7,730	436,127
Gentex	12,951	458,206
Grand Canyon Education *	5,088	532,662
Liquidity Services *	20,774	324,282
Murphy USA	3,484	434,281
Ollie's Bargain Outlet Holdings *	4,897	404,884
Papa John's International	4,494	405,314
Perdoceo Education *	36,015	463,512
Service International	8,791	419,858
Shutterstock	6,721	592,993
Stamps.com *	1,892	344,212
Strategic Education	5,047	458,873
Sturm Ruger	6,816	464,851
Target	2,422	444,292
Tractor Supply	3,094	491,822
Wingstop	2,988	406,816
		10,595,481
Consumer Staples — 19.2%
Altria Group	10,683	465,779
BJ's Wholesale Club Holdings *	10,514	422,453
Boston Beer, Cl A *	420	432,058
Cal-Maine Foods *	11,744	447,446
Campbell Soup	9,524	433,152
Casey's General Stores	2,410	486,723
Central Garden & Pet, Cl A *	10,093	460,241
Church & Dwight	5,404	425,565
Clorox	2,193	397,043
Coca-Cola	9,200	450,708
Coca-Cola Consolidated	1,674	429,649
Colgate-Palmolive	5,687	427,662
Conagra Brands	12,962	439,801
Costco Wholesale	1,263	418,053
Flowers Foods	19,935	433,586
Fresh Del Monte Produce	18,160	467,438
General Mills	7,898	434,469
Grocery Outlet Holding *	10,991	395,566
Hain Celestial Group *	10,890	459,340
Hershey	3,060	445,689
Hormel Foods	9,370	434,487
J M Smucker	3,918	438,816
John B Sanfilippo & Son	5,375	464,723
Kellogg	7,733	446,271
Kroger	13,214	425,623
Lancaster Colony	2,505	437,548
Medifast	1,823	461,201
MGP Ingredients	7,224	461,469
National Beverage	7,356	350,587
Nu Skin Enterprises, Cl A	7,508	384,259
Pilgrim's Pride *	21,679	485,393
Post Holdings *	4,751	456,381
PriceSmart	4,667	450,132
Procter & Gamble	3,478	429,637
Sanderson Farms	3,156	481,290
Simply Good Foods *	15,538	453,243
SpartanNash	24,231	441,731
Sprouts Farmers Market *	20,453	431,763
Tootsie Roll Industries	14,011	431,679
TreeHouse Foods *	11,002	550,321
Universal	9,638	489,803
USANA Health Sciences *	5,420	526,065
Vector Group	37,615	513,445
Walgreens Boots Alliance	9,176	439,806
Walmart	3,177	412,756
WD-40	1,490	464,508
		20,535,358

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value
Energy — 0.4%
Cabot Oil & Gas	23,694	$438,576

Financials — 4.8%
Aon, Cl A	2,186	497,775
Brown & Brown	10,261	470,980
Employers Holdings	14,677	488,597
EZCORP, Cl A *	93,687	449,698
HCI Group	7,969	461,166
MarketAxess Holdings	793	440,860
Mercury General	8,437	492,721
Progressive	5,158	443,330
RenaissanceRe Holdings	2,889	482,405
Safety Insurance Group	6,072	480,174
Trupanion *	3,836	371,171
		5,078,877
Health Care — 25.7%
AbbVie	4,194	451,862
ABIOMED *	1,375	446,256
Addus HomeCare *	3,783	406,937
Alexion Pharmaceuticals *	2,899	442,822
Amedisys *	1,537	389,845
Amgen	1,890	425,099
AMN Healthcare Services	6,065	441,957
Amphastar *
Pharmaceuticals *	24,363	427,083
Baxter International	5,804	450,913
Becton Dickinson	1,718	414,296
Bio-Rad Laboratories, Cl A *	757	442,467
Bio-Techne	1,215	439,453
Bristol-Myers Squibb	7,234	443,661
Cardiovascular Systems *	10,418	430,263
Cerner	5,627	389,051
Chemed	875	389,559
Corcept Therapeutics *	15,452	388,618
CVS Caremark	6,127	417,433
Danaher	1,881	413,199
DaVita *	4,059	414,546
Eagle Pharmaceuticals *	9,650	429,425
Eli Lilly	2,276	466,330
Emergent BioSolutions *	3,801	364,896
Enanta Pharmaceuticals *	8,498	419,121
Exelixis *	19,614	424,839
Gilead Sciences	6,955	427,037
Globus Medical, Cl A *	7,195	449,688
Haemonetics *	3,457	437,311
HealthStream *	18,506	431,190
Hill-Rom Holdings	4,730	504,549
HMS Holdings *	12,212	449,218
ICU Medical *	2,129	441,768
Incyte *	4,932	387,951
Inogen *	8,719	457,660
Integra LifeSciences Holdings *	6,751	461,363
Jazz Pharmaceuticals *	2,965	498,239
Johnson & Johnson	2,794	442,737
Lannett *	59,996	363,576
LHC Group *	2,247	408,302
Luminex	15,248	495,865
Masimo *	1,732	434,264
Merck	5,802	421,341
Meridian Bioscience *	19,167	404,040
Mesa Laboratories	1,589	432,065
ModivCare *	2,693	345,404
Molina Healthcare *	2,126	460,831
Neogen *	5,546	454,328
Omnicell *	3,551	450,622
Penumbra *	1,842	523,921
PerkinElmer	3,210	404,749
Pfizer	12,879	431,318
Prestige Consumer Healthcare *	10,957	457,016
Quest Diagnostics	3,536	408,726
Quidel *	1,892	310,780
Regeneron
Pharmaceuticals *	912	410,920
Repligen *	2,096	445,169
Simulations Plus	5,295	379,757
STAAR Surgical *	4,081	424,465
Supernus Pharmaceuticals *	15,210	408,693
Thermo Fisher Scientific	895	402,822
United Therapeutics *	2,640	441,355
Vanda Pharmaceuticals *	31,491	587,308
Viatris, Cl W *	24,807	368,384
West Pharmaceutical Services	1,536	431,078
		27,465,741
Industrials — 10.5%
3M	2,555	447,278
A O Smith	7,841	465,520
AAON	5,939	457,897
CH Robinson Worldwide	5,160	468,786
Expeditors International of Washington	4,926	452,404
Exponent	5,156	497,399
FTI Consulting *	4,062	465,302
Heartland Express	23,845	433,979
Heidrick & Struggles International	14,789	530,778
Hub Group, Cl A *	8,100	466,398
Knight-Swift Transportation Holdings, Cl A	11,104	479,693
Landstar System	3,118	499,316

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value
Industrials (continued)
Marten Transport	26,887	$435,032
MSC Industrial Direct, Cl A	5,482	472,165
National Presto Industries	4,677	478,597
Northrop Grumman	1,489	434,282
Park Aerospace	32,828	455,981
Rollins	12,258	406,598
Toro	4,662	469,790
TrueBlue *	22,836	475,674
Valmont Industries	2,169	513,034
Waste Management	3,998	443,338
Watsco	1,832	445,359
Werner Enterprises	11,197	480,574
		11,175,174
Information Technology — 13.2%
Akamai Technologies *	4,020	379,890
Alarm.com Holdings *	4,650	408,642
Broadridge Financial Solutions	3,102	442,004
CDK Global	8,595	430,953
Ciena *	8,306	433,324
Citrix Systems	3,387	452,435
CommVault Systems *	6,965	443,879
Concentrix *	4,101	506,515
CoreLogic	5,553	470,117
CSG Systems International	10,178	469,715
Daktronics	90,659	490,464
DSP Group *	26,902	418,864
F5 Networks *	2,300	436,954
Fabrinet *	5,335	471,241
FLIR Systems	8,289	442,633
J2 Global *	4,397	489,738
Jack Henry & Associates	3,003	445,765
Juniper Networks	18,443	429,353
Knowles *	22,159	460,686
MAXIMUS	5,917	480,934
NETGEAR *	10,792	431,680
NIC	15,900	551,888
OneSpan *	18,675	436,248
OSI Systems *	4,984	471,586
PC Connection	9,176	422,188
Progress Software	10,817	460,155
PTC *	3,246	444,507
Qualys *	3,599	349,679
SPS Commerce *	4,334	436,564
Teradata *	16,293	653,350
Tyler Technologies *	1,047	485,201
		14,147,152
Materials — 2.9%
AptarGroup	3,286	427,410
Balchem	4,005	478,037
NewMarket	1,101	417,257
Newmont	7,618	414,267
Royal Gold	4,244	440,145
Silgan Holdings	12,177	457,368
Stepan	3,786	456,932
		3,091,416
Real Estate — 2.9%
Apartment Income ‡	11,337	463,457
CoreSite Realty ‡	3,296	401,156
Extra Space Storage ‡	3,867	486,082
Healthcare Realty Trust ‡	14,713	424,617
Life Storage ‡	5,366	450,207
National Storage Affiliates Trust ‡	12,062	464,990
Public Storage ‡	1,939	453,610
		3,144,119
Utilities — 4.1%
Alliant Energy	9,138	421,810
American Electric Power	5,520	413,172
American States Water	5,627	411,052
Avista	12,024	483,484
California Water Service Group	8,035	441,524
CMS Energy	7,844	424,439
Hawaiian Electric Industries	13,302	465,038
IDACORP	5,115	441,118
National Fuel Gas	11,066	502,839
WEC Energy Group	5,143	414,732
		4,419,208

Total Common Stock
(Cost $95,208,506)		106,771,186

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, CI Institutional, 0.03%	170,918	170,918

Total Short-Term Investment
(Cost $170,918)		170,918

Total Investments - 100.0%
(Cost $95,379,424)		$106,942,104

Percentages are based on Net Assets of $106,926,865.

*	Non-income producing security.

‡	Real Estate Investment Trust

6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Cl — Class

As of February 28, 2021, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual and semi-annual financial statements.

MER-QH-001-0200

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Communication Services — 10.7%
AT&T	57,880	$1,614,273
Charter Communications, Cl A *	2,767	1,697,333
Facebook, Cl A *	6,327	1,629,962
Netflix *	6,151	3,314,466
Verizon Communications	91,654	5,068,467
		13,324,501
Consumer Discretionary — 16.6%
Amazon.com *	1,486	4,596,094
Home Depot	6,138	1,585,691
Lowe's	30,452	4,864,708
NIKE, Cl B	24,439	3,293,888
Target	27,101	4,971,407
Tesla *	1,972	1,332,086
		20,643,874
Consumer Staples — 20.1%
Altria Group	122,026	5,320,333
Colgate-Palmolive	42,238	3,176,298
Costco Wholesale	9,460	3,131,260
Kraft Heinz	49,872	1,814,343
PepsiCo	12,105	1,563,845
Philip Morris International	62,926	5,287,043
Procter & Gamble	12,855	1,587,978
Walmart	23,814	3,093,915
		24,975,015
Financials — 10.5%
Allstate	15,254	1,626,076
Bank of America	55,350	1,921,199
Berkshire Hathaway, Cl B *	7,231	1,739,128
Capital One Financial	16,121	1,937,583
Goldman Sachs Group	6,036	1,928,381
MetLife	34,211	1,970,554
US Bancorp	38,790	1,939,500
		13,062,421
Health Care — 19.3%
AbbVie	32,422	3,493,146
Biogen *	11,910	3,250,001
CVS Caremark	23,203	1,580,820
Danaher	6,859	1,506,717
Eli Lilly	16,325	3,344,829
Gilead Sciences	50,949	3,128,269
Johnson & Johnson	10,192	1,615,024
Merck	21,435	1,556,610
Pfizer	92,645	3,102,681
Thermo Fisher Scientific	3,216	1,447,457
		24,025,554
Industrials — 5.5%
3M	9,490	1,661,319
General Dynamics	11,229	1,835,605
Lockheed Martin	5,116	1,689,559
United Parcel Service, Cl B	10,611	1,674,734
		6,861,217
Information Technology — 13.0%
Adobe *	7,056	3,243,432
Apple	12,363	1,499,137
Cisco Systems	36,525	1,638,877
International Business Machines	27,514	3,272,240
NVIDIA	3,130	1,717,055
PayPal Holdings *	6,857	1,781,791
QUALCOMM	10,262	1,397,582
Texas Instruments	9,614	1,656,204
		16,206,318
Materials — 1.5%
Dow	31,437	1,864,528

Utilities — 2.5%
Duke Energy	17,799	1,523,416
Southern	28,052	1,591,110
		3,114,526

Total Common Stock
(Cost $114,114,848)		124,077,954

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, CI Institutional, 0.03%	349,344	349,344

Total Short-Term Investment
(Cost $349,344)		349,344

Total Investments - 100.0%
(Cost $114,464,192)		$124,427,298

Percentages are based on Net Assets of $124,413,038.

*	Non-income producing security.

Cl — Class

As of February 28, 2021, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

6 Meridian

Mega Cap Equity ETF

Schedule of Investments

February 28, 2021 (Unaudited)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual and semi-annual financial statements.

MER-QH-001-0200

6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Communication Services — 3.3%
Cincinnati Bell *	30,926	$472,549
Cogent Communications Holdings	7,899	472,756
Consolidate Communications Holdings *	85,005	447,126
		1,392,431
Consumer Discretionary — 20.2%
American Public Education *	16,238	478,047
Asbury Automotive Group *	3,203	542,748
Century Communities *	9,712	537,365
Conn's *	32,263	457,812
Cooper Tire & Rubber	12,188	697,641
Dorman Products *	4,928	491,371
Group 1 Automotive	3,303	503,509
Haverty Furniture	14,708	531,988
La-Z-Boy, Cl Z	12,264	522,569
M/I Homes *	9,424	470,258
MarineMax *	11,123	496,642
Meritage Homes *	5,511	464,632
Perdoceo Education *	37,727	485,546
Shutterstock	7,041	621,227
Stamps.com *	1,985	361,131
Sturm Ruger	7,140	486,948
Zumiez *	10,523	474,377
		8,623,811
Consumer Staples — 12.2%
Cal-Maine Foods *	12,302	468,706
Central Garden & Pet, Cl A *	10,573	482,129
Coca-Cola Consolidated	1,755	450,438
Fresh Del Monte Produce	19,024	489,678
John B Sanfilippo & Son	5,632	486,943
National Beverage	7,706	367,268
SpartanNash	50,997	929,675
Universal	10,098	513,180
USANA Health Sciences *	5,680	551,301
WD-40	1,564	487,577
		5,226,895
Energy — 1.0%
Dorian LPG *	35,802	445,735

Financials — 16.4%
American Equity Investment Life Holding	15,737	434,813
Axos Financial *	11,192	517,854
BankUnited	13,040	524,078
Customers Bancorp *	20,271	542,857
Encore Capital Group *	14,713	491,708
Enova International *	19,578	601,045
Green Dot, Cl A *	8,649	408,752
HCI Group	8,350	483,215
Meta Financial Group	11,522	510,309
Mr Cooper Group *	16,322	513,327
Piper Sandler	4,885	519,373
Preferred Bank	9,331	540,731
Stewart Information Services	10,034	473,605
World Acceptance *	3,516	444,950
		7,006,617
Health Care — 18.8%
Addus HomeCare *	3,965	426,515
AMN Healthcare Services	6,355	463,089
Amphastar *
Pharmaceuticals *	25,520	447,366
Coherus Biosciences *	27,219	442,037
Corcept Therapeutics *	16,187	407,103
Eagle Pharmaceuticals *	10,111	449,939
Enanta Pharmaceuticals *	8,903	439,096
HealthStream *	19,385	451,671
HMS Holdings *	12,795	470,664
Innoviva *	37,757	431,563
Lannett *	62,845	380,841
Luminex	15,973	519,442
Meridian Bioscience *	20,080	423,286
Mesa Laboratories	1,667	453,274
Prestige Consumer Healthcare *	11,479	478,789
Select Medical Holdings *	17,308	547,798
Simulations Plus	5,549	397,974
Supernus Pharmaceuticals *	15,935	428,173
		8,058,620
Industrials — 13.0%
Apogee Enterprises	13,094	489,716
Boise Cascade	9,495	474,180
Exponent	5,403	521,228
Greenbrier	12,315	579,420
Heartland Express	24,978	454,600
Hub Group, Cl A *	8,487	488,681
Meritor *	15,565	472,709
National Presto Industries	4,900	501,417
Powell Industries	16,362	509,349
TrueBlue *	23,923	498,316
Veritiv *	23,352	555,311
		5,544,927
Information Technology — 9.1%
Alarm.com Holdings *	4,871	428,063
CSG Systems International	10,664	492,144

6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value
Information Technology (continued)
DSP Group *	28,182	$438,794
NIC	16,658	578,199
OneSpan *	19,562	456,968
PC Connection	9,613	442,294
Progress Software	11,333	482,107
Sanmina *	14,223	506,623
Technologies *	6,671	84,059
		3,909,251
Materials — 4.9%
Clearwater Paper *	11,781	412,453
FutureFuel	32,896	482,913
Koppers Holdings *	13,351	446,057
TimkenSteel *	91,812	741,841
		2,083,264
Utilities — 1.0%
American States Water	5,895	430,630

Total Common Stock
(Cost $38,010,487)		42,722,181

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, CI Institutional, 0.03%	20,331	20,331

Total Short-Term Investment
(Cost $20,331)		20,331

Total Investments - 100.0%
(Cost $38,030,818)		$42,742,512

Percentages are based on Net Assets of $42,757,462.

*	Non-income producing security.

Cl — Class

As of February 28, 2021, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual and semi-annual financial statements.

MER-QH-001-0200

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 96.5%

Communication Services — 10.4%
AT&T (A)	92,713	$2,585,766
Charter Communications, Cl A *	4,434	2,719,904
Facebook, Cl A (A) *	10,137	2,611,494
Netflix (A) *	9,856	5,310,906
Verizon Communications (A)	146,814	8,118,814
		21,346,884
Consumer Discretionary — 16.1%
Amazon.com (A) *	2,383	7,370,452
Home Depot (A)	9,834	2,540,516
Lowe's (A)	48,779	7,792,444
NIKE, Cl B (A)	39,147	5,276,233
Target (A)	43,411	7,963,314
Tesla *	3,163	2,136,607
		33,079,566
Consumer Staples — 19.4%
Altria Group	195,465	8,522,273
Colgate-Palmolive (A)	67,660	5,088,032
Costco Wholesale	15,156	5,016,636
Kraft Heinz (A)	79,886	2,906,253
PepsiCo (A)	19,390	2,504,994
Philip Morris International (A)	100,798	8,469,048
Procter & Gamble (A)	20,595	2,544,100
Walmart (A)	38,146	4,955,928
		40,007,264
Financials — 10.2%
Allstate (A)	24,434	2,604,664
Bank of America (A)	88,659	3,077,354
Berkshire Hathaway, Cl B *	11,582	2,785,587
Capital One Financial	25,823	3,103,666
Goldman Sachs Group	9,668	3,088,733
MetLife (A)	54,801	3,156,538
US Bancorp	62,133	3,106,650
		20,923,192
Health Care — 18.7%
AbbVie (A)	51,932	5,595,154
Biogen (A) *	19,078	5,206,005
CVS Caremark	37,170	2,532,392
Danaher	10,987	2,413,514
Eli Lilly (A)	26,152	5,358,283
Gilead Sciences (A)	81,607	5,010,670
Johnson & Johnson (A)	16,325	2,586,860
Merck (A)	34,336	2,493,480
Pfizer (A)	148,398	4,969,849
Thermo Fisher Scientific	5,152	2,318,812
		38,485,019
Industrials — 5.3%
3M	15,204	2,661,612
General Dynamics	17,987	2,940,336
Lockheed Martin	8,197	2,707,059
United Parcel Service, Cl B	16,999	2,682,952
		10,991,959
Information Technology — 12.6%
Adobe (A) *	11,303	5,195,650
Apple (A)	19,802	2,401,191
Cisco Systems (A)	58,506	2,625,164
International Business Machines (A)	44,074	5,241,721
NVIDIA (A)	5,016	2,751,677
PayPal Holdings *	10,982	2,853,673
QUALCOMM (A)	16,439	2,238,827
Texas Instruments (A)	15,402	2,653,303
		25,961,206
Materials — 1.4%
Dow	50,355	2,986,555

Utilities — 2.4%
Duke Energy	28,512	2,440,342
Southern	44,936	2,548,770
		4,989,112

Total Common Stock
(Cost $182,425,896)		198,770,757

EXCHANGE-TRADED FUND — 5.1%
SPDR S&P 500 ETF Trust	27,870	10,600,633

Total Exchange-Traded Fund
(Cost $10,636,364)		10,600,633

SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency, CI Institutional, 0.03%	71,577	71,577

Total Short-Term Investment
(Cost $71,577)		71,577

Total Investments - 101.6%
(Cost $193,133,837)		$209,442,967

6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value

WRITTEN OPTION(B) — (1.0)%
Total Written Option
(Premiums Received $(3,512,265)		$(2,050,030)

Percentages are based on Net Assets of $206,046,504.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.0)%
Call Options
SPX Short Index Option*	(389)	(148,170)	$3,870	03/20/21	$(2,050,030)

Total Written Option
(Premiums Received $3,512,265)					$(2,050,030)

*	Non-income producing security.
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $49,734,641.
(B)	Refer to table below for details on Options Contracts.

Cl — Class

ETF — Exchange-Traded Fund

S&P— Standard & Poor's

SPDR — Standard & Poor's Depository Receipt

As of February 28, 2021, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual and semi-annual financial statements.

MER-QH-001-0200